U.S. Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.
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   1. Name and address of issuer: UMB Scout Funds, 803 W. Michigan St., Suite A
      Milwaukee, WI 53233
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   2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):       [X]
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   3. Investment Company Act File Number: 811-09813

      Securities Act File Number:   333-96461
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4(a). Last day of fiscal year for which this notice is filed:   June 30, 2005
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4(b). [ ] Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)
      Note: If the Form is being filed late, interest must be paid on the registration fee due:
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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
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   5. Calculation of registration fee:

      (i)    Aggregate sales price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                    $2,248,645,074
                                                                  --------------
      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                      $1,824,235,665
                                                   --------------
      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending
             no earlier than October 11, 1995
             that were not previously used to
             reduce registration fees payable
             to the Commission:                      $622,600,204
                                                     ------------
      (iv)   Total available redemption credits
             [(add Items 5(ii) and 5(iii)]:                       $2,446,835,869
                                                                  --------------
      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                            $0
                                                                              --
      (vi)   Redemption credits available for use
             in future years                        -$198,190,795
                                                    -------------
             - if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:

      (vii)  Multiplier for determining registration
             fee (See Instruction C.9): X 0.0001177

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)]
             (enter "0" if no fee is due):                          =      $0.00
                                                                           -----
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   6. Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under  the Securities Act of
      1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
      deducted here:     -
                    -----------.
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
      future fiscal years, then state that number here:     -
                                                       -----------.
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   7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +         $0
                                                                              --
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   8. Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                    =      $0.00
                                                                           -----
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   9. Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

                            Method of Delivery:
                                                [ ]  Wire Transfer
                                                [ ]  Mail or other means
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                                   SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)* /s/ Barb Demmer
                                  ----------------------------------------------
                                  Barb Demmer, Secretary and Assistant Treasurer
                                  ----------------------------------------------
        Date September 22, 2005
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             * Please print the name and title of the signing officer below the signature.
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